UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

_______________

FORM N-CSRS

_______________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-10467

Causeway Capital Management Trust

(Exact name of registrant as specified in charter)

_______________

11111 Santa Monica Boulevard, 15th Floor

c/o Causeway Capital Management LLC

Los Angeles, CA 90025

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington DE, 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-947-7000

Date of fiscal year end: September 30, 2026

Date of reporting period: March 31, 2026

Item 1.	Reports to Stockholders.

(a) A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1) is attached hereto.

Causeway Capital Management Trust

Causeway International Small Cap Fund

Institutional Class - CIISX

Semi-Annual Shareholder Report: March 31, 2026

This semi-annual shareholder report contains important information about Institutional Class of the Causeway International Small Cap Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.causewaycap.com/documents/#documents-international-small-cap-fund. You can also request this information by contacting us at 1-866-947-7000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Causeway International Small Cap Fund, Institutional Class	$58	1.10%

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$311,533	146	$1,461	50%

What did the Fund invest in?

Country/Asset WeightingsFootnote Reference*

Japan 20.5%
Canada 11.8%
Taiwan 8.6%
South Korea 8.2%
United Kingdom 7.0%
Indonesia 5.0%
India 4.9%
China 4.6%
Exchange-Traded Fund 4.5%
Australia 3.2%
Israel 2.9%
Norway 2.1%
Short-Term Investment 1.5%
Other Countries 14.5%

Table Summary
Value	Value
Other Countries	14.5%
Short-Term Investment	1.5%
Norway	2.1%
Israel	2.9%
Australia	3.2%
Exchange-Traded Fund	4.5%
China	4.6%
India	4.9%
Indonesia	5.0%
United Kingdom	7.0%
South Korea	8.2%
Taiwan	8.6%
Canada	11.8%
Japan	20.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Vanguard FTSE All World ex-US Small-Cap ETF	4.5%
National Aluminium Co. Ltd.	2.3%
AGF Management Ltd., Class B	2.0%
Finning International Inc.	2.0%
ZIM Integrated Shipping Services Ltd.	1.9%
Samsung Engineering Co. Ltd.	1.8%
Supreme Electronics Co. Ltd.	1.8%
LG Innotek Co. Ltd.	1.8%
Alamtri Resources Indonesia Tbk PT	1.7%
OceanaGold Corp.	1.7%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-866-947-7000

  https://www.causewaycap.com/documents/#documents-international-small-cap-fund

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-866-947-7000 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

CIISX-SAR-2026

Causeway Capital Management Trust

Causeway International Small Cap Fund

Investor Class - CVISX

Semi-Annual Shareholder Report: March 31, 2026

This semi-annual shareholder report contains important information about Investor Class of the Causeway International Small Cap Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.causewaycap.com/documents/#documents-international-small-cap-fund. You can also request this information by contacting us at 1-866-947-7000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Causeway International Small Cap Fund, Investor Class	$71	1.35%

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$311,533	146	$1,461	50%

What did the Fund invest in?

Country/Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Other Countries	14.5%
Short-Term Investment	1.5%
Norway	2.1%
Israel	2.9%
Australia	3.2%
Exchange-Traded Fund	4.5%
China	4.6%
India	4.9%
Indonesia	5.0%
United Kingdom	7.0%
South Korea	8.2%
Taiwan	8.6%
Canada	11.8%
Japan	20.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Vanguard FTSE All World ex-US Small-Cap ETF	4.5%
National Aluminium Co. Ltd.	2.3%
AGF Management Ltd., Class B	2.0%
Finning International Inc.	2.0%
ZIM Integrated Shipping Services Ltd.	1.9%
Samsung Engineering Co. Ltd.	1.8%
Supreme Electronics Co. Ltd.	1.8%
LG Innotek Co. Ltd.	1.8%
Alamtri Resources Indonesia Tbk PT	1.7%
OceanaGold Corp.	1.7%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-866-947-7000

  https://www.causewaycap.com/documents/#documents-international-small-cap-fund

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-866-947-7000 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

CVISX-SAR-2026

(b) Not applicable

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedules of Investments.

(a)	The Schedules of Investments are included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b)	Not applicable

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

Financial statements and financial highlights are filed herein.

TABLE OF CONTENTS

Financial Statements (Form N-CSRS Item 7)
Schedule of Investments	2
Statement of Assets and Liabilities	14
Statement of Operations	15
Statements of Changes in Net Assets	16
Financial Highlights	18
Notes to Financial Statements	20
Other Information (Form N-CSRS Items 8-11) (Unaudited)	28

SCHEDULE OF INVESTMENTS

March 31, 2026 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value (000)
COMMON STOCK
Australia — 3.2%
Industrials — 0.2%
NRW Holdings Ltd.	191,300	$709

Materials — 2.2%
Perenti Ltd.	943,915	1,293
Regis Resources Ltd.	1,039,101	4,925
Vault Minerals Ltd.	204,761	611
		6,829
Real Estate — 0.3%
Charter Hall Retail [1]	310,745	822

Utilities — 0.5%
AGL Energy Ltd.	246,437	1,687

		10,047
Belgium — 0.6%
Communication Services — 0.3%
Proximus SADP	131,689	1,066

Real Estate — 0.3%
Aedifica S.A. [1]	9,612	778

		1,844
Brazil — 0.4%
Health Care — 0.4%
Odontoprev S.A.	457,712	1,179

Canada — 11.8%
Communication Services — 0.3%
Cogeco Communications Inc.	21,600	1,096

Consumer Discretionary — 0.4%
Linamar Corp.	23,000	1,425

The accompanying notes are an integral part of the financial statements.

2	Causeway International Small Cap Fund

SCHEDULE OF INVESTMENTS (continued)

March 31, 2026 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value (000)
Canada — (continued)
Financials — 2.0%
AGF Management Ltd., Class B	435,254	$6,336

Health Care — 0.4%
Extendicare Inc.	64,500	1,220

Industrials — 3.1%
Air Canada, Class A [2]	109,600	1,428
Finning International Inc.	100,306	6,207
Russel Metals Inc.	51,251	1,768
		9,403
Information Technology — 0.3%
Celestica Inc. [2]	3,490	985

Materials — 4.1%
Centerra Gold Inc.	270,600	4,812
Fortuna Mining Corp. [2]	264,700	2,632
OceanaGold Corp.	167,032	5,266
		12,710
Real Estate — 1.2%
Boardwalk Real Estate Investment Trust [1]	15,600	706
Canadian Apartment Properties REIT [1]	45,900	1,172
Killam Apartment Real Estate Investment Trust [1]	74,600	855
RioCan Real Estate Investment Trust [1]	63,800	871
		3,604
		36,779
China — 4.6%
Communication Services — 2.0%
JOYY Inc. ADR	69,875	4,080
Weibo Corp. ADR	237,586	2,079
		6,159
Consumer Discretionary — 1.6%
TCL Electronics Holdings Ltd. [2]	3,012,000	4,951

Financials — 0.6%
FinVolution Group ADR	435,150	2,084

The accompanying notes are an integral part of the financial statements.

Causeway International Small Cap Fund	3

SCHEDULE OF INVESTMENTS (continued)

March 31, 2026 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value (000)
China — (continued)
Materials — 0.4%
Fufeng Group Ltd.	1,395,000	$1,246

		14,440
Denmark — 0.4%
Industrials — 0.4%
D/S Norden A/S	26,289	1,206

Germany — 1.5%
Consumer Discretionary — 1.3%
TUI AG	531,728	4,188

Real Estate — 0.2%
Aroundtown S.A. [2]	196,524	523

		4,711
Greece — 0.6%
Energy — 0.6%
Motor Oil Hellas Corinth Refineries SA	45,664	2,010

Hong Kong — 1.8%
Information Technology — 1.4%
VSTECS Holdings Ltd.	4,050,000	4,466

Real Estate — 0.4%
Hysan Development Co. Ltd.	468,000	1,124

		5,590
India — 4.9%
Financials — 1.4%
LIC Housing Finance Ltd.	189,914	1,000
Power Finance Corp. Ltd.	845,461	3,417
		4,417
Health Care — 0.2%
Dr Lal PathLabs Ltd.	57,074	795

The accompanying notes are an integral part of the financial statements.

4	Causeway International Small Cap Fund

SCHEDULE OF INVESTMENTS (continued)

March 31, 2026 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value (000)
India — (continued)
Information Technology — 0.8%
Redington Ltd.	1,106,480	$2,372

Materials — 2.3%
National Aluminium Co. Ltd.	1,702,653	7,029

Utilities — 0.2%
PTC India Ltd.	294,595	494

		15,107
Indonesia — 5.0%
Consumer Staples — 0.3%
Japfa Comfeed Indonesia	7,860,600	1,099

Energy — 2.7%
Adaro Andalan Indonesia PT	2,623,100	1,753
Alamtri Resources Indonesia Tbk PT	35,582,900	5,438
Indo Tambangraya Megah Tbk PT	703,400	1,230
		8,421
Materials — 1.6%
Aneka Tambang Tbk PT	23,386,600	4,894

Utilities — 0.4%
Perusahaan Gas Negara Tbk PT	11,964,100	1,309

		15,723
Israel — 2.9%
Communication Services — 0.4%
Bezeq The Israeli Telecommunication Corp. Ltd.	469,467	1,123

Industrials — 2.1%
El Al Israel Airlines	133,337	586
ZIM Integrated Shipping Services Ltd.	220,800	5,818
		6,404

The accompanying notes are an integral part of the financial statements.

Causeway International Small Cap Fund	5

SCHEDULE OF INVESTMENTS (continued)

March 31, 2026 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value (000)
Israel — (continued)
Real Estate — 0.4%
G City Ltd.	371,890	$1,387

		8,914
Italy — 2.0%
Financials — 1.6%
Unipol Assicurazioni SpA	213,070	4,950

Industrials — 0.2%
Danieli & C Officine Meccaniche SpA	14,400	712

Information Technology — 0.2%
Sesa SpA	7,151	664

		6,326
Japan — 20.5%
Communication Services — 0.2%
Daiichikosho Co. Ltd.	61,100	655

Consumer Discretionary — 3.4%
Mazda Motor Corp.	155,700	1,065
Mitsubishi Motors Corp.	1,177,400	2,364
Sankyo Co. Ltd.	110,800	1,371
Tokai Rika Co. Ltd.	40,600	774
Toyoda Gosei Co. Ltd.	39,800	1,043
Toyota Boshoku Corp.	148,500	2,328
Yamada Holdings Co. Ltd.	531,600	1,764
		10,709
Consumer Staples — 0.6%
Valor Co. Ltd.	78,500	1,830

Health Care — 4.5%
Alfresa Holdings Corp.	126,800	2,047
Asahi Intecc Co. Ltd.	39,700	848
Medipal Holdings Corp.	101,500	1,906
Nippon Shinyaku Co. Ltd.	136,700	4,497
Santen Pharmaceutical Co. Ltd.	114,400	1,294

The accompanying notes are an integral part of the financial statements.

6	Causeway International Small Cap Fund

SCHEDULE OF INVESTMENTS (continued)

March 31, 2026 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value (000)
Japan — (continued)
Health Care (continued)
Ship Healthcare Holdings Inc.	75,600	$1,167
Suzuken Co. Ltd.	56,500	2,138
		13,897
Industrials — 4.0%
Chiyoda Corp. [2]	660,300	3,871
Hanwa Co. Ltd.	186,000	1,865
Hino Motors Ltd. [2]	1,129,900	2,641
NS United Kaiun Kaisha Ltd.	44,300	2,089
Persol Holdings Co. Ltd.	706,300	1,042
Transcosmos Inc.	43,600	1,076
		12,584
Information Technology — 2.8%
Alps Electric Co. Ltd.	286,400	3,885
Brother Industries Ltd.	145,300	2,690
Kaga Electronics Co. Ltd.	30,800	738
Konica Minolta Inc.	174,500	585
Seiko Epson Corp.	62,000	767
		8,665
Materials — 0.7%
Kobe Steel Ltd.	114,100	1,385
Zeon Corp.	84,700	965
		2,350
Real Estate — 1.0%
Sekisui House Reit Inc. [1]	3,057	1,734
Tokyo Tatemono Co. Ltd.	30,000	692
Tokyu Fudosan Holdings Corp.	82,400	703
		3,129
Utilities — 3.3%
Chugoku Electric Power Co. Inc.	314,200	2,003
Electric Power Development Co. Ltd.	40,900	1,126
Kyushu Electric Power Co. Inc.	438,600	5,084
Tohoku Electric Power Co. Inc.	262,000	1,965
		10,178
		63,997

The accompanying notes are an integral part of the financial statements.

Causeway International Small Cap Fund	7

SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value (000)
Malaysia — 1.1%
Industrials — 1.1%
Sime Darby BHD	6,164,600	$3,467

Norway — 2.1%
Energy — 0.5%
Aker Solutions ASA	278,021	1,330

Industrials — 1.6%
Hoegh Autoliners ASA	133,108	1,927
MPC Container Ships ASA	649,694	1,546
Norwegian Air Shuttle ASA	400,992	593
Wallenius Wilhelmsen ASA, Class B	77,309	984
		5,050
		6,380
Portugal — 0.5%
Communication Services — 0.5%
NOS SGPS S.A.	238,862	1,510

Singapore — 1.4%
Financials — 0.2%
Yangzijiang Financial Holding Ltd.	2,700,600	532

Industrials — 0.9%
Yangzijiang Shipbuilding Holdings Ltd.	969,300	2,879

Real Estate — 0.3%
Mapletree Pan Asia Commercial Trust [1]	1,055,900	1,088

		4,499
South Africa — 1.0%
Communication Services — 0.7%
Telkom SA Ltd.	592,188	2,058

Health Care — 0.3%
Life Healthcare Group Holdings Ltd.	1,492,989	1,019

		3,077

The accompanying notes are an integral part of the financial statements.

8	Causeway International Small Cap Fund

SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value (000)
South Korea — 8.2%
Consumer Discretionary — 0.6%
Kumho Tire Co. Inc. [2]	224,294	$908
Youngone Corp.	15,505	826
		1,734
Consumer Staples — 0.3%
BGF retail Co. Ltd.	9,482	886

Financials — 0.5%
iM Financial Group Co. Ltd.	64,786	729
Samsung Securities Co. Ltd.	14,404	911
		1,640
Industrials — 5.0%
CJ Logistics Corp.	26,814	1,875
GS Holdings Corp.	40,032	1,730
Hanwha Corp.	48,324	3,600
LX INTERNATIONAL CORP.	95,544	2,780
Samsung Engineering Co. Ltd.	233,317	5,731
		15,716
Information Technology — 1.8%
LG Innotek Co. Ltd.	27,495	5,546

		25,522
Sweden — 1.4%
Communication Services — 1.2%
Millicom International Cellular S.A.	47,849	3,586

Health Care — 0.2%
Ambea AB	48,205	682

		4,268
Taiwan — 8.6%
Industrials — 0.3%
T3EX Global Holdings Corp.	346,000	739

Information Technology — 8.3%
Arcadyan Technology Corp.	226,000	1,096
Chicony Electronics Co. Ltd.	729,000	2,780

The accompanying notes are an integral part of the financial statements.

Causeway International Small Cap Fund	9

SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value (000)
Taiwan — (continued)
Information Technology (continued)
Everlight Electronics Co. Ltd.	1,170,000	$2,472
Fitipower Integrated Technology Inc.	186,000	900
ITE Technology Inc.	197,000	721
Primax Electronics Ltd.	564,000	1,254
Simplo Technology Co. Ltd.	383,000	4,031
Supreme Electronics Co. Ltd.	2,353,000	5,636
Synnex Technology International Corp.	455,000	1,096
Taiwan Surface Mounting Technology Co. Ltd.	424,000	1,251
Wah Lee Industrial Corp.	203,000	758
WNC Corp.	384,000	2,106
WT Microelectronics Co. Ltd.	258,000	1,788
		25,889
		26,628
Thailand — 0.8%
Industrials — 0.8%
Regional Container Lines PCL	2,751,500	2,628

Turkey — 0.3%
Real Estate — 0.3%
Torunlar Gayrimenkul Yatirim Ortakligi AS [1]	483,996	934

United Arab Emirates — 0.2%
Real Estate — 0.2%
Dubai Residential REIT [1]	2,078,233	635

United Kingdom — 7.0%
Consumer Discretionary — 1.0%
Currys PLC	987,786	1,636
Inchcape PLC	156,651	1,555
		3,191

Financials — 0.3%
Conduit Holdings Ltd.	149,677	833

Industrials — 3.8%
easyJet PLC	780,530	3,632
Firstgroup PLC	407,464	896

The accompanying notes are an integral part of the financial statements.

10	Causeway International Small Cap Fund

SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value (000)
United Kingdom — (continued)
Industrials (continued)
JET2 PLC	209,818	$3,128
Keller Group PLC	95,141	2,423
Zigup PLC	348,625	1,765
		11,844
Information Technology — 0.5%
Computacenter PLC	36,548	1,465

Utilities — 1.4%
Drax Group PLC	367,535	4,343

		21,676
Total Common Stock
(Cost $251,819) — 92.8%		289,097

EXCHANGE-TRADED FUND
International Equity — 4.5%
Vanguard FTSE All World ex-US Small-Cap ETF	96,265	14,035

Total Exchange-Traded Fund
(Cost $14,526) — 4.5%		14,035

PREFERENCE STOCK
Brazil — 0.5%
Financials — 0.3%
Banco do Estado do Rio Grande do Sul, Class B	280,900	936
Materials — 0.2%
Metalurgica Gerdau SA, Class A	404,241	665
Total Preference Stock
(Cost $1,586) — 0.5%		1,601

The accompanying notes are an integral part of the financial statements.

Causeway International Small Cap Fund	11

SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Causeway International Small Cap Fund	Number of Shares	Value (000)
SHORT-TERM INVESTMENT
Invesco Short-Term Investment Trust: Government & Agency Portfolio, Institutional Class, 3.58% *	4,694,817	$4,695

Total Short-Term Investment
(Cost $4,695) — 1.5%		4,695

Total Investments — 99.3%
(Cost $272,626)		309,428

Other Assets in Excess of Liabilities — 0.7%		2,105

Net Assets — 100.0%		$311,533

*	The rate reported is the 7-day effective yield as of March 31, 2026.
1	Real Estate Investment Trust.

2	Non-income producing security.

ADR	American Depositary Receipt
ETF	Exchange Traded Fund

FTSE	Financial Times London Stock Exchange

REIT	Real Estate Investment Trust

The table below sets forth information about the Levels within the fair value hierarchy at which the Fund’s investments are measured at March 31, 2026:

Investments in Securities	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stock
Australia	$—	$10,047	$—	$10,047
Belgium	1,066	778	—	1,844
Brazil	1,179	—	—	1,179
Canada	36,779	—	—	36,779

The accompanying notes are an integral part of the financial statements.

12	Causeway International Small Cap Fund

SCHEDULE OF INVESTMENTS (concluded)
March 31, 2026 (Unaudited)

Investments in Securities	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
China	$8,243	$6,197	$—	$14,440
Denmark	—	1,206	—	1,206
Germany	—	4,711	—	4,711
Greece	—	2,010	—	2,010
Hong Kong	—	5,590	—	5,590
India	—	15,107	—	15,107
Indonesia	1,230	14,493	—	15,723
Israel	5,818	3,096	—	8,914
Italy	—	6,326	—	6,326
Japan	—	63,997	—	63,997
Malaysia	—	3,467	—	3,467
Norway	—	6,380	—	6,380
Portugal	—	1,510	—	1,510
Singapore	—	4,499	—	4,499
South Africa	3,077	—	—	3,077
South Korea	—	25,522	—	25,522
Sweden	3,586	682	—	4,268
Taiwan	—	26,628	—	26,628
Thailand	—	2,628	—	2,628
Turkey	—	934	—	934
United Arab Emirates	—	635	—	635
United Kingdom	4,216	17,460	—	21,676
Total Common Stock	65,194	223,903	—	289,097
Exchange-Traded Fund	14,035	—	—	14,035
Preference Stock
Brazil	1,601	—	—	1,601
Total Preference Stock	1,601	—	—	1,601
Short-Term Investment	4,695	—	—	4,695
Total Investments in Securities	$85,525	$223,903	$—	$309,428

Amounts designated as “—” are $0 or are rounded to $0.

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Causeway International Small Cap Fund	13

STATEMENT OF ASSETS AND LIABILITIES (000)*
(Unaudited)

CAUSEWAY INTERNATIONAL SMALL CAP FUND
3/31/26
ASSETS:
Investments at Value (Cost $272,626)	$309,428
Foreign Currency (Cost $279)	279
Receivable for Dividends	1,628
Receivable for Tax Reclaims	558
Receivable for Fund Shares Sold	343
Prepaid Expenses	25
Total Assets	312,261
LIABILITIES:
Accrued Foreign Capital Gains Tax on Appreciated Securities	280
Payable Due to Adviser	255
Payable for Fund Shares Redeemed	87
Payable for Shareholder Service Fees - Investor Class	22
Payable Due to Administrator	5
Payable for Trustees' Fees	2
Unrealized Depreciation on Spot Foreign Currency Contracts	1
Other Accrued Expenses	76
Total Liabilities	728
Net Assets	$311,533
NET ASSETS:
Paid-in Capital (unlimited authorization — no par value)	$247,767
Total Distributable Earnings(Accumulated Losses)	63,766
Net Assets	$311,533
Net Asset Value Per Share (based on net assets of $226,175,307 ÷ 13,832,069 shares) - Institutional Class	$16.35
Net Asset Value Per Share (based on net assets of $85,357,419 ÷ 5,228,633 shares) - Investor Class	$16.32

*	Except for Net Asset Value Per Share data.

The accompanying notes are an integral part of the financial statements.

14	Causeway International Small Cap Fund

STATEMENT OF OPERATIONS (000)

(Unaudited)

CAUSEWAY INTERNATIONAL SMALL CAP FUND
10/01/25 to 3/31/26
INVESTMENT INCOME:
Dividend Income (net of foreign taxes withheld of $510)	$3,851
Total Investment Income	3,851
EXPENSES:
Investment Advisory Fees	1,479
Shareholder Service Fees — Investor Class	102
Administration Fees	27
Custodian Fees	39
Transfer Agent Fees	26
Registration Fees	25
Professional Fees	24
Printing Fees	17
Trustees' Fees	4
Other Fees	4
Total Expenses	1,747
Waiver of Investment Advisory Fees	(18)
Total Waiver	(18)
Net Expenses	1,729
Net Investment Income	2,122

Net Realized Gain (Loss) on:
Investments	39,522
Foreign Capital Gains Tax	(144)
Foreign Currency Transactions	(114)
Net Realized Gain (Loss)	39,264

Net Unrealized Appreciation (Depreciation) on:
Investments	(11,058)
Accrued Foreign Capital Gains Tax on Appreciated Securities	(15)
Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currency	(57)
Net Unrealized Appreciation (Depreciation)	(11,130)
Net Realized and Unrealized Gain	28,134
Net Increase in Net Assets Resulting from Operations	$30,256

The accompanying notes are an integral part of the financial statements.

Causeway International Small Cap Fund	15

STATEMENTS OF CHANGES IN NET ASSETS (000)

	CAUSEWAY INTERNATIONAL SMALL CAP FUND
	10/01/25 to 3/31/26 (Unaudited)	10/01/24 to 9/30/25
OPERATIONS:
Net Investment Income	$2,122	$7,561
Net Realized Gain	39,264	28,746
Net Change in Unrealized Appreciation (Depreciation)	(11,130)	17,326

Net Increase in Net Assets Resulting From Operations	30,256	53,633
DISTRIBUTIONS:
Institutional Class	(31,073)	(15,948)
Investor Class	(11,605)	(6,738)
Total Distributions to Shareholders	(42,678)	(22,686)
Net Increase in Net Assets Derived from Capital Share Transactions(1)	39,449	27,286
Total Increase in Net Assets	27,027	58,233
NET ASSETS:
Beginning of Period	284,506	226,273
End of Period	$311,533	$284,506

(1)	See Note 7 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

16	Causeway International Small Cap Fund

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FINANCIAL HIGHLIGHTS

For the Six Months Ended March 31, 2026 (Unaudited) and the Fiscal Years Ended September 30, For a Share Outstanding Throughout the Fiscal Years or Period

	Net Asset Value, Beginning of Years or Period ($)	Net Investment Income ($)†	Net Realized and Unrealized Gain (Loss) ($)	Total from Operations ($)	Dividends from Net Investment Income ($)	Distributions from Capital Gains ($)	Total Dividends and Distributions ($)
Causeway International Small Cap Fund
Institutional
2026(1)	17.19	0.13	1.61	1.74	(0.76)	(1.82)	(2.58)
2025	15.70	0.46	2.50	2.96	(0.74)	(0.73)	(1.47)
2024	13.27	0.41	2.89	3.30	(0.85)	(0.02)	(0.87)
2023	10.18	0.54	2.89	3.43	(0.34)	—	(0.34)
2022	13.11	0.54	(2.99)	(2.45)	(0.48)	—	(0.48)
2021	10.41	0.33	2.78	3.11	(0.41)	—	(0.41)
Investor
2026(1)	17.15	0.10	1.61	1.71	(0.72)	(1.82)	(2.54)
2025	15.67	0.41	2.51	2.92	(0.71)	(0.73)	(1.44)
2024	13.25	0.43	2.83	3.26	(0.82)	(0.02)	(0.84)
2023	10.17	0.47	2.92	3.39	(0.31)	—	(0.31)
2022	13.11	0.55	(3.03)	(2.48)	(0.46)	—	(0.46)
2021	10.41	0.41	2.68	3.09	(0.39)	—	(0.39)

†	Per share amounts calculated using average shares method.
(1)	All ratios for periods less than one year are annualized. Total returns and portfolio turnover rate are for the period indicated and have not been annualized.

‡	The Fund will also indirectly bear their prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio.

§	The net investment income ratio does not reflect the proportionate share of income and expenses of the underlying fund in which the Fund invests.

Amounts designated as “—” are $0 or round to $0.

The accompanying notes are an integral part of the financial statements.

18	Causeway International Small Cap Fund

Net Asset Value, End of Years or Period ($)	Total Return (%)	Net Assets, End of Years or Period ($000)	Ratio of Expenses to Average Net Assets (%)‡	Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements) (%)‡	Ratio of Net Investment Income to Average Net Assets (%)§	Portfolio Turnover Rate (%)
16.35	11.13	226,175	1.10	1.11	1.51	50
17.19	21.47	205,763	1.10	1.15	3.07	117
15.70	26.07	150,973	1.10	1.21	2.91	113
13.27	34.22	110,568	1.10	1.31	4.39	133
10.18	(19.43)	39,067	1.10	1.41	4.29	147
13.11	30.56	62,232	1.10	1.48	2.67	112

16.32	10.95	85,358	1.35	1.36	1.24	50
17.15	21.17	78,743	1.35	1.40	2.71	117
15.67	25.74	75,300	1.35	1.44	2.95	113
13.25	33.89	20,202	1.35	1.56	3.98	133
10.17	(19.64)	31,613	1.35	1.64	4.63	147
13.11	30.29	9,034	1.35	1.69	3.19	112

The accompanying notes are an integral part of the financial statements.

Causeway International Small Cap Fund	19

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization

Causeway International Small Cap Fund (the “Fund”) is a series of Causeway Capital Management Trust (the “Trust”). The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and is a Delaware statutory trust that was established on August 10, 2001. The Fund began operations on October 20, 2014. The Fund is authorized to offer two classes of shares, the Institutional Class and the Investor Class. The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of the Fund. The Fund is diversified. The Fund’s prospectus provides a description of the Fund’s investment objectives, policies and strategies. As of March 31, 2026, the Trust has four additional series, the financial statements of which are presented separately.

2. Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund.

Use of Estimates in the Preparation of Financial Statements – The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The Fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amount of net assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation – Except as described below, securities listed on a securities exchange (except the NASDAQ Stock Market (“NASDAQ”)) or Over-the-Counter (“OTC”) for which market quotations are available are valued at the last reported sale price as of the close of trading on each business day, or, if there is no such reported sale, at the last reported bid price for long positions. For securities traded on NASDAQ, the NASDAQ Official Closing Price is used. Securities listed on multiple exchanges or OTC markets are valued on the exchange or OTC market considered by the Fund to be the primary market. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent pricing agent, the Fund seeks to obtain a bid price from at least one independent broker. Investments in money market funds are valued daily at the net asset value per share.

Securities for which market prices are not “readily available” are valued in accordance with fair value pricing procedures approved by the Fund’s Board of Trustees (the “Board”). The Fund's fair value pricing procedures are overseen by the Fund's valuation designee, Causeway Capital Management LLC ("Adviser"), and implemented through a Fair Value Committee (the "Committee"). Some of the more common reasons that may necessitate that a security be valued using fair value pricing procedures include: the security’s trading has been halted or suspended; the security has been delisted from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When the Committee values a security in accordance with the fair value pricing procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

20	Causeway International Small Cap Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Fund uses a third party vendor to fair value certain non-U.S. securities if there is a movement in the U.S. market that exceeds thresholds established by the Committee. The vendor provides fair values for foreign securities based on factors and methodologies involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security and such fair values are applied by the administrator if a pre-determined confidence level is reached for the security.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of fair value hierarchy as follows:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

●	Level 2 — Quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets which are not active, or prices based on inputs that are observable (either directly or indirectly); and
●	Level 3 — Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 which fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the reporting period. Changes in the classification between Levels 1 and 2 occur primarily when foreign equity securities are fair valued by the Fund’s third party vendor using other observable market–based inputs in place of closing exchange prices due to events occurring after foreign market closures or when foreign markets are closed, and/or when adjustments are made to security values for “foreign line” securities using “local line” prices. Due to currency and ownership restrictions on foreign persons in certain countries, including without limitation Thailand, securities sometimes trade via a “foreign line” (designated for foreign ownership) and via a “local line” (shares traded locally and held by residents). Liquidity of shares held in the foreign line is often more limited than the local line. As the last traded price of a foreign line may not represent fair value, if the securities can readily be traded through a broker to access the local line, the securities may be priced using the last traded local line price.

As of and during the six months ended March 31, 2026, there were no changes to the Fund’s fair value methodologies.

Federal Income Taxes – The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

Causeway International Small Cap Fund	21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax years, as applicable), and on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended March 31, 2026, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any significant interest or penalties.

Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund or its agent files withholding tax reclaims in certain jurisdictions to recover certain amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. Professional fees paid to those that provide assistance in receiving the tax reclaims, which generally are contin-

gent upon successful receipt of reclaimed amounts, are recorded in Professional Fees, if applicable, on the Statement of Operations once the amounts are due. The professional fees related to pursuing these tax reclaims are not subject to the Adviser’s expense limit agreement described in Note 3.

Security Transactions and Related Income – Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold.

Foreign Currency Translation – The books and records of the Fund are maintained in U.S. dollars on the following basis:

(1)  the market value or fair value of investment securities, assets and liabilities is converted at the current rate of exchange; and

(2)  purchases and sales of investment securities, income and expenses are converted at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Fund does not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

Foreign Currency Exchange Contracts – When the Fund purchases or sells foreign securities, it enters into corresponding foreign currency exchange contracts to settle the securities transactions. Losses from these foreign exchange transactions may arise from changes in the value of the foreign currency between trade date and settlement date or if the counterparties do not perform under the contract’s terms.

22	Causeway International Small Cap Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)
(continued)

Expense/Classes – Expenses that are directly related to one Fund of the Trust are charged directly to that Fund. Other operating expenses of the Trust are prorated to the Fund and the other series of the Trust on the basis of relative daily net assets. Expenses of the Shareholder Service Plan and Agreement for the Investor Class are borne by that class of shares. Income, realized and unrealized gains (losses) and non-class specific expenses are allocated to the respective classes on the basis of relative daily net assets.

Dividends and Distributions – Dividends from net investment income, if any, are declared and paid on an annual basis. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.

Cash – Idle cash may be swept into various time deposit accounts and is classified as cash on the Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts invested and earned income are available on the same business day.

3.	Investment Advisory, Administration, Shareholder Service and Distribution Agreements

The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Under the Advisory Agreement, the Adviser is entitled to a monthly fee equal to an annual rate of 1.00% of the Fund’s average daily net assets. The Adviser has contractually agreed through January 31, 2027, to waive its fee and, to the extent necessary, reimburse the Fund to keep total annual fund operating expenses (excluding brokerage fees and commissions, interest, taxes, shareholder service fees, fees and expenses of other funds in which the Fund invests, tax reclaim-related fees and expenses, and extraordinary expenses) from exceeding 1.10% of Institutional Class and Investor Class average daily net assets. For the fiscal year ended March 31, 2026, the Adviser waived $18,378 of its advisory fee. The expense waivers and reimbursements are not subject to recapture.

The Trust and SEI Investments Global Funds Services (the “Administrator”) have entered into an Administration Agreement. Under the terms of the Administration Agreement, the Administrator is entitled to an annual fee which is calculated daily and paid monthly based on the aggregate average daily net assets of the Trust subject to a minimum annual fee.

The Trust has adopted a Shareholder Service Plan and Agreement for Investor Class shares that allows the Trust to pay broker-dealers and other financial intermediaries a fee of up to 0.25% per annum of average daily net assets for services provided to Investor Class shareholders. For the six months ended March 31, 2026, the Investor Class paid 0.25% annualized of average daily net assets under this plan.

The Trust and SEI Investments Distribution Co. (the “Distributor”) have entered into a Distribution Agreement. The Distributor receives no fees from the Fund for its distribution services under this agreement.

The officers of the Trust are also officers or employees of the Administrator or Adviser. They receive no fees for serving as officers of the Trust.

As of March 31, 2026, approximately $6,690 (000) of the Fund’s net assets were held by investors affiliated with the Adviser.

Causeway International Small Cap Fund	23

NOTES TO FINANCIAL STATEMENTS (Unaudited)
(continued)

4. Investment Transactions

The cost of security purchases and the proceeds from the sales of securities, other than short-term investments, during the six months ended March 31, 2026, for the Fund were as follows (000):

Purchases	Sales
$145,494	$148,532

5. Risks of Foreign and Small Cap Investing

Because the Fund invests most of its assets in foreign securities, the Fund is subject to additional risks. For example, the value of the Fund’s securities may be affected by social, political and economic developments and U.S. and foreign laws relating to foreign investments. Further, because the Fund invests in securities denominated in foreign currencies, the Fund’s securities may go down in value depending on foreign exchange rates. Other risks include trading, settlement, custodial, and other operational risks; withholding or other taxes; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign securities less liquid, more volatile and harder to value than U.S. securities. These risks are higher for emerging markets investments.

Global economies are increasingly interconnected, and political, economic and other conditions and events (including, but not limited to, war, conflicts, natural disasters, pandemics, epidemics, trading and tariff arrangements, inflation/deflation, and social unrest) in one country or region might adversely impact a different country or region. Furthermore, the occurrence of severe weather or geological events, fires, floods, earthquakes, climate change or other natural or man-made disasters, outbreaks of disease, epidemics and pandemics, malicious acts, cyber-at-tacks or terrorist acts, among other events, could adversely impact the performance of the Fund. These events may result in, among other consequences, closing borders, exchange closures, health screenings, healthcare service delays, quarantines, cancellations, supply chain disruptions, lower consumer demand, market volatility and general uncertainty. These events could adversely impact issuers, markets and economies over the short- and long-term, including in ways that cannot necessarily be foreseen. The Fund could be negatively impacted if the value of a portfolio holding were harmed by political or economic conditions or events. Moreover, negative political and economic conditions and events could disrupt the processes necessary for the Fund’s operations.

For example, the actual and potential consequences of Brexit, and the associated uncertainty, have adversely affected, and for the foreseeable future may adversely affect, economic and market conditions in the United Kingdom, in the EU and its member states and elsewhere, and may also contribute to uncertainty and instability in global financial markets. There remains significant market uncertainty regarding Brexit’s long-term ramifications, and the range and potential implications of possible political, regulatory, economic and market outcomes are difficult to predict. In addition, Russia’s invasion of Ukraine in February 2022, the resulting responses by the U.S. and other countries, and the potential for wider conflict, have increased and may continue to increase volatility and uncertainty in financial markets worldwide. Further, recent armed conflicts in the Middle East and related events could cause significant market disruptions and volatility. These and other similar events could negatively affect the performance of the Fund.

The Fund invests a significant portion of its assets in the securities of smaller capitalization companies. Investments in smaller companies involve additional risks and typically exhibit higher volatility. The values of securities of smaller, less well-known companies can be more sensitive to, and react differently to, company, political, market, and economic developments than the market as a whole and other types of securities. Smaller companies can have more limited product lines, markets, growth prospects, depth of management, and financial resources, and these companies may have shorter operating histories and less access to financing, creating additional risk. Further, smaller companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans that have floating rates. Because of these and other risks, securities of smaller capitalization companies tend to be more volatile and less liquid than securities of medium and larger capitalization companies. During some periods, securities of smaller capitalization companies, as an asset class, have underperformed the securities of larger capitalization companies.

24	Causeway International Small Cap Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

6. Federal Tax Information

The Fund is classified as a separate taxable entity for Federal income tax purposes. The Fund intends to continue to qualify as a separate “regulated investment company” under Subchapter M of the Internal Revenue Code and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required. To the extent that dividends from net investment income and distributions from net realized capital gains exceed amounts reported in the financial statements, such amounts are reported separately.

The Fund may be subject to taxes imposed by countries in which it invests in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Fund accrues such taxes when the related income is earned. Dividend and interest income is recorded net of non-U.S. taxes paid. Gains realized by the Fund on the sale of securities in cer-

tain countries are subject to non-U.S. taxes. Expected capital gains taxes on appreciated securities, if any, are accrued as unrealized losses and incurred capital gains taxes are reflected as realized losses upon the sale of the related security. The Fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

The amounts of distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. The character of distributions made during the year from net investment income or net realized gains, and the timing of distributions made during the year may differ from those during the year that the income or realized gains (losses) were recorded by the Fund. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise.

The tax character of dividends and distributions declared during the fiscal years ended September 30, 2025 and September 30, 2024 was as follows (000):

	Ordinary	Long-Term
	Income	Capital Gain	Total
2025	$15,918	$6,768	$22,686
2024	8,579	195	8,774

Causeway International Small Cap Fund	25

NOTES TO FINANCIAL STATEMENTS (Unaudited)
(continued)

As of September 30, 2025, the components of distributable earnings (accumulated losses) on a tax basis were as follows (000):

Undistributed Ordinary Income	$15,625
Undistributed Long-Term Capital Gains	20,413
Unrealized Appreciation	40,150
Total Distributable Earnings	$76,188

At March 31, 2026, the total cost of investments for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation on investments for the Fund were as follows (000):

			Net
Federal Tax	Appreciated	Depreciated	Unrealized
Cost	Securities	Securities	Appreciation
$272,626	$50,909	$(14,107)	$36,802

7. Capital Shares Issued and Redeemed

Capital share transactions for the Fund were as follows (000):

	Six Months Ended March 31, 2026 (Unaudited)		Fiscal Year Ended September 30, 2025
	Shares	Value	Shares	Value
Institutional Class
Shares Sold	1,993	$33,253	5,212	$76,705
Shares Issued in Reinvestment of Dividends and Distributions	2,009	30,845	1,188	15,875
Shares Redeemed	(2,140)	(34,426)	(4,043)	(61,324)
Increase in Shares Outstanding Derived from Institutional Class Transactions	1,862	29,672	2,357	31,256
Investor Class
Shares Sold	745	12,473	1,632	24,585
Shares Issued in Reinvestment of Dividends and Distributions	757	11,605	504	6,732
Shares Redeemed	(866)	(14,301)	(2,348)	(35,287)
Increase (Decrease) in Shares Outstanding Derived from Investor Class Transactions	636	9,777	(212)	(3,970)
Net Increase in Shares Outstanding from Capital Share Transactions	2,498	$39,449	2,145	$27,286

8. Significant Shareholder Concentration

As of March 31, 2026, two of the Fund's shareholders of record owned 77% of the Institutional Class shares. The Fund may be adversely affected when a shareholder purchases or redeems large amounts of shares, which may impact the Fund in the same manner as a high volume of redemption requests. Such large shareholders may include, but are not limited to, institutional investors and asset allocators who make investment decisions on behalf of underlying clients. Significant shareholder purchases and redemptions may adversely impact the Fund’s portfolio management and may cause the Fund to make investment decisions at inopportune times or prices or miss attractive investment opportunities. Such transactions may also increase the Fund’s transaction costs, accelerate the realization of taxable income if sales of  securities result in gains, or otherwise cause the Fund to perform differently than intended.

26	Causeway International Small Cap Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (concluded)

9. Indemnifications

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of his or her duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

10. Recent Accounting Pronouncements

The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of this standard impacted financial statement disclosures only and did not affect the Fund's financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity's chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The chief operating officer of the Fund's Adviser acts as the Fund's CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the Fund’s single investment objective which is executed by the Fund's portfolio managers. The financial information in the form of the Fund's schedule of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment's performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as "Total Assets" and significant segment expenses are listed on the accompanying Statement of Operations.

In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted but not required. ASU 2023-09 has not been adopted early and management is evaluating the impacts of these changes on the Fund’s financial statements.

11. Subsequent Events

The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements.

Causeway International Small Cap Fund	27

OTHER INFORMATION (FORM N-CSRS ITEMS 8-11) (UNAUDITED)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid by the company during the period covered by the report to the Trustees on the company’s Board of Trustees is disclosed within the Statement(s) of Operations of the financial statements (Item 7).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

28	Causeway International Small Cap Fund

INVESTMENT ADVISER:

Causeway Capital Management LLC
11111 Santa Monica Boulevard
15th Floor
Los Angeles, CA 90025

DISTRIBUTOR:

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

To determine if the Fund is an appropriate investment for you, carefully consider the Fund's investment objectives, risk factors, charges and expenses before investing. Please read the summary or full prospectus carefully before you invest or send money. To obtain additional information including charges, expenses, investment objectives, or risk factors, or to open an account, call 1.866.947.7000, or visit us online at www.causewayfunds.com.

CCM-SA-010-1200

Causeway

Causeway International Small Cap Fund

> SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION
> MARCH 31, 2026

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

Included under item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

Included under item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the registrant’s procedures by which shareholders may recommend nominees to the registrant’s board of trustees during the period covered by the report.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR §270.30a-3(c)) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR §270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR §240.13a-15(b) or §240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR §270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Causeway Capital Management Trust

By (Signature and Title)	/s/ Gracie V. Fermelia
Gracie V. Fermelia, Principal Executive Officer

Date: June 3, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gracie V. Fermelia
Gracie V. Fermelia, Principal Executive Officer

Date: June 3, 2026

By (Signature and Title)	/s/ John Bourgeois
John Bourgeois, Principal Financial Officer

Date: June 3, 2026